Statement of Stockholders Equity (EUR €) In Thousands, except Share data	Additional Paid-In Capital [Member]	Common Stock [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Total
Beginning Balance at Dec. 31, 2009	€ 29,961	€ 1,418	€ (1,233)	€ (3,131)	€ (14,436)	€ 12,579
Beginning Balance (Shares) at Dec. 31, 2009						10,510,305
Net income (loss)					(12,717)	(12,717)
Translation adjustment				(93)		(93)
Warrants and stock options granted	265		62			327
Warrants and stock options granted (Shares)						18,000
Provision for retirement indemnities				(162)		(162)
Ending Balance at Dec. 31, 2010	38,870		(1,172)	(3,386)	(27,154)	8,900
Ending Balance (Shares) at Dec. 31, 2010						13,008,401
Beginning Balance at Jan. 01, 2010
Capital increase	8,644	322				8,966
Capital increase (Shares)						2,480,096
Ending Balance at Dec. 31, 2010	38,870	1,740		(3,386)	(27,154)	8,900
Ending Balance (Shares) at Dec. 31, 2010						13,008,401
Net income (loss)					(938)	(938)
Translation adjustment				(274)		(274)
Warrants and stock options granted	199					199
Warrants and stock options granted (Shares)						336,603
Capital increase	714	44				758
Provision for retirement indemnities				70		70
Ending Balance at Dec. 31, 2011	39,784	1,784	(1,172)	(3,590)	(28,093)	8,714
Ending Balance (Shares) at Dec. 31, 2011						13,345,004
Net income (loss)					(7,475)	(7,475)
Translation adjustment				315		315
Warrants and stock options granted	881					881
Capital increase	5,126	654				5,780
Capital increase (Shares)						5,027,225
Provision for retirement indemnities				(52)		(52)
Ending Balance at Dec. 31, 2012	€ 45,791	€ 2,438	€ (1,172)	€ (3,327)	€ (35,569)	€ 8,161
Ending Balance (Shares) at Dec. 31, 2012						18,372,229